Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Line items]
Schedule of Estimated Useful Lives of Property and Equipment	Property, plant and equipment, net consist of the following:
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Computers and electronic equipment	12,098,631	17,687,368
Office furniture	266,252	295,587
Leasehold improvement	1,550,648	2,633,754
Transportation equipment	41,014	41,014
Buildings	—	191,286,310
Construction in progress	165,221,605	170,184
Less: Accumulated depreciation	(9,524,568)	(12,272,017)
Property, plant and equipment, net	169,653,582	199,842,200

Schedule of Estimated Useful Lives of Intangible Assets	The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:
Franchise right	2 years
Land use right	50 years

Schedule of Net Revenues	The following table summarizes the net revenues generated from different revenue streams:
	For the six months ended June 30,
	2023	2024
	(Unaudited) RMB	(Unaudited) RMB
Product sales revenue	46,868,172	20,352,715
Service revenue	5,400,544	4,386,765
Net revenues	52,268,716	24,739,480

Schedule of Net Revenues By Geographical Location of Customers	The Company’s net revenues by geographical location of customers are as follows:
	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
PRC	41,146,359	20,059,137
The United States	5,327,331	1,019,596
Singapore	1,015,569	3,409,737
Others	4,779,457	251,010
Net revenues	52,268,716	24,739,480

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line items]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years
Buildings	20 years